Subsequent Events - Additional Information (Detail)					1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 24, 2021 EUR (€) € / shares shares	Mar. 23, 2021 EUR (€) € / shares shares	Feb. 01, 2021 EUR (€)	Jan. 04, 2021 EUR (€) shares	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 24, 2021 $ / shares	Oct. 27, 2020 € / shares
Subsequent Events [Line Items]
Increase in share capital of group							€ 160,557,000	€ 250,909,000
Share premium						€ 288,539,000	288,539,000	139,752,000
Notional amount						6,100,000	6,100,000
Arrival Group [Member]
Subsequent Events [Line Items]
Increase in share capital of group						30,000
Nominal value shares | € / shares										€ 0.10
Prepayment Agreement [Member]
Subsequent Events [Line Items]
Explanation of details of guarantees, significant transactions			The assembly line will be determined by the Group and LG guarantees the supply of 82,000,000 cells to the Group
Amount payable in-return to build an assembly line for manufacturing of cells			€ 25,830,000
Computershare Trustees (Jersey) Limited [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares		12,491,723
Arrival Luxembourg S a r l [Member]
Subsequent Events [Line Items]
Nominal value shares | € / shares		€ 0.25
Arrival Luxembourg S a r l [Member] | Top of range [member]
Subsequent Events [Line Items]
Cancellation of share capital		€ 239,091,338.50
Arrival Luxembourg S a r l [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Cancellation of share capital		€ 12,000.00
Ordinary shares [member] | Arrival Group [Member]
Subsequent Events [Line Items]
Increase in share capital of group						€ 30,000
Ordinary shares [member] | Arrival Luxembourg S a r l [Member]
Subsequent Events [Line Items]
Cancellation of share capital shares | shares		956,365,354
Preference shares [member]
Subsequent Events [Line Items]
Increase in share capital of group							€ 11,770,000	€ 7,333,000
Preference shares [member] | WCPF II Holdings Limited [Member]
Subsequent Events [Line Items]
Share premium				€ 49,181,361.44
Preferred Exchange New Shares [Member]
Subsequent Events [Line Items]
Increase in share capital of group				4,265,114.40
Share premium				256,234,886.99
Preferred Exchange New Shares [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Increase in share capital of group				4,265,114.40
Share premium				256,234,886.99
Preferred Exchange New Shares [Member] | Hyundai Motor Company [Member]
Subsequent Events [Line Items]
Share premium				78,690,176.26
Preferred Exchange New Shares [Member] | Hyundai Motor Company [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium				78,690,176.26
Preferred Exchange New Shares [Member] | Kia Motors Corporation [Member]
Subsequent Events [Line Items]
Share premium				€ 19,672,543.21
Number of shares contributed in exchange for shares issued | shares				5,866,668
Preferred Exchange New Shares [Member] | Kia Motors Corporation [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium				€ 19,672,543.21
Number of shares contributed in exchange for shares issued | shares				5,866,668
Preferred Exchange New Shares [Member] | United Parcel Service General Services Co [Member]
Subsequent Events [Line Items]
Share premium				€ 9,836,272.00
Preferred Exchange New Shares [Member] | United Parcel Service General Services Co [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium				9,836,272.00
Preferred Exchange New Shares [Member] | WCPF II Holdings Limited [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium				49,181,361.44
Preferred Exchange New Shares [Member] | Blackrock Funds [Member]
Subsequent Events [Line Items]
Share premium				€ 98,854,534.08
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Hyundai Motor Company [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				13,098,240
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Hyundai Motor Company [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				13,098,240
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Kia Motors Corporation [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				3,274,560
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Kia Motors Corporation [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				3,274,560
Preferred Exchange New Shares [Member] | Ordinary shares [member] | United Parcel Service General Services Co [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				1,637,280
Preferred Exchange New Shares [Member] | Ordinary shares [member] | United Parcel Service General Services Co [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				1,637,280
Preferred Exchange New Shares [Member] | Ordinary shares [member] | WCPF II Holdings Limited [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				8,186,400
Preferred Exchange New Shares [Member] | Ordinary shares [member] | WCPF II Holdings Limited [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				8,186,400
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Arrival Luxembourg S a r l [Member]
Subsequent Events [Line Items]
Number of shares outstanding | shares		76,413,354
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Blackrock Funds [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				16,454,664
Preferred Exchange New Shares [Member] | Ordinary shares [member] | Blackrock Funds [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares				16,454,664
Preferred Exchange New Shares [Member] | Preference shares [member]
Subsequent Events [Line Items]
Share premium				€ 260,500,001.39
Preferred Exchange New Shares [Member] | Preference shares [member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				2,933,334
Preferred Exchange New Shares [Member] | Preference shares [member] | Hyundai Motor Company [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				23,466,673
Preferred Exchange New Shares [Member] | Preference shares [member] | Hyundai Motor Company [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				23,466,673
Preferred Exchange New Shares [Member] | Preference shares [member] | United Parcel Service General Services Co [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				2,933,334
Preferred Exchange New Shares [Member] | Preference shares [member] | WCPF II Holdings Limited [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				14,666,671
Preferred Exchange New Shares [Member] | Preference shares [member] | WCPF II Holdings Limited [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				14,666,671
Preferred Exchange New Shares [Member] | Preference shares [member] | Arrival Luxembourg S a r l [Member]
Subsequent Events [Line Items]
Number of shares outstanding | shares		76,413,354
Preferred Exchange New Shares [Member] | Preference shares [member] | Blackrock Funds [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				29,480,008
Preferred Exchange New Shares [Member] | Preference shares [member] | Blackrock Funds [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares				29,480,008
Ordinary Exchange New Shares [Member]
Subsequent Events [Line Items]
Increase in share capital of group		€ 49,118,385.60
Number of shares issued | shares		37,508,277
Total amount of contribution		€ 4,140,469,156.20
Ordinary Exchange New Shares [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Increase in share capital of group				€ 49,118,385.60
Share premium		4,033,273,470.30
Total amount of contribution		4,140,469,156.20
Ordinary Exchange New Shares [Member] | Kinetik S.à r.l [Member]
Subsequent Events [Line Items]
Share premium		€ 3,858,887,655.60
Number of shares issued | shares		463,275,682
Ordinary Exchange New Shares [Member] | Kinetik S.à r.l [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium		€ 3,858,887,655.60
Number of shares issued | shares		463,275,682
Ordinary Exchange New Shares [Member] | Arrival S.à r.l. [Member]
Subsequent Events [Line Items]
Share premium		€ 174,385,814.70
Number of shares issued | shares		20,935,750
Ordinary Exchange New Shares [Member] | Arrival S.à r.l. [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium		€ 174,385,814.70
Number of shares issued | shares		20,935,750
Ordinary Exchange New Shares [Member] | Computershare Trustees (Jersey) Limited [Member]
Subsequent Events [Line Items]
Share premium		€ 58,077,300.30
Number of shares issued | shares		6,972,424
Ordinary Exchange New Shares [Member] | Computershare Trustees (Jersey) Limited [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Share premium		€ 58,077,300.30
Number of shares issued | shares		6,972,424
Ordinary Exchange New Shares [Member] | Arrival Luxembourg S a r l [Member]
Subsequent Events [Line Items]
Cancellation of share capital		€ 30,000.00
Cancellation of share capital shares | shares		300,000
Ordinary Exchange New Shares [Member] | Arrival Luxembourg S a r l [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Cancellation of share capital	€ 30,000.00
Cancellation of share capital shares | shares		300,000
Number of shares contributed in exchange for shares issued | shares		37,508,277
Ordinary Exchange New Shares [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Share premium		€ 4,033,273,470.30
Ordinary Exchange New Shares [Member] | Ordinary shares [member] | Kinetik S.à r.l [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares		830,000,000
Ordinary Exchange New Shares [Member] | Ordinary shares [member] | Kinetik S.à r.l [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares contributed in exchange for shares issued | shares		830,000,000
Merger New Shares [Member]
Subsequent Events [Line Items]
Number of shares issued | shares	72,322,267
Nominal value shares | € / shares	€ 0.10
Total amount of contribution	€ 609,645,679.84
Increase in the share capital	7,232,226.70
Balance of the share capital after increase	€ 60,615,726.70
Merger New Shares [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Number of shares issued | shares	72,322,267
Nominal value shares | $ / shares									$ 0.10
Total amount of contribution	€ 609,645,679.84
Increase in the share capital	7,232,226.70
Balance of the share capital after increase		€ 60,615,726.70
Merger New Shares [Member] | CIIG Merger Corp [Member]
Subsequent Events [Line Items]
Share premium	€ 602,413,453.14
Nominal value shares | € / shares	€ 0.0001
Merger New Shares [Member] | Class A Common Stock [Member] | CIIG Merger Corp [Member]
Subsequent Events [Line Items]
Share premium	€ 602,413,453.14
Merger New Shares [Member] | Class A Common Stock [Member] | CIIG Merger Corp [Member] | Arrival Group [Member]
Subsequent Events [Line Items]
Nominal value shares | $ / shares									$ 0.0001
Non adjusting events
Subsequent Events [Line Items]
Lock Up Period Stock Options					6 months
Notional amount					€ 6,100,000,000